Segmented Information - Schedule of Sales to External Customers and Long-Lived Assets by Geographical Areas (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 29, 2014	Mar. 30, 2013	Mar. 31, 2012
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 281,165	$ 292,759	$ 302,317
Long-lived assets, total	32,765	28,929	28,135
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	146,277	158,834	163,027
Long-lived assets, total	19,484	18,966	20,330
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	134,888	133,925	139,290
Long-lived assets, total	13,281	9,963	7,805
Jewelry and Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	148,511	164,492	172,487
Timepieces [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales, total	$ 132,654	$ 128,267	$ 129,830